Income Taxes - Component of Income Tax Expense Benefit (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Current expense
Federal	$ 4,444	$ 2,613
State	820	517
Deferred expense
Federal	(222)	(343)
State	92	(53)
Income tax expense	$ 5,134	$ 2,734